INCOME TAX - Reconciliation of Difference Between Tax Computed at Statutory Tax Rate and Income Tax (Benefits) Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Major components of tax expense (income) [abstract]
Profit/(loss) before tax	$ 6,717	$ 9,377	$ 464
Tax at statutory rate of 20% (2024: 20%; 2023: 20%)	1,343	1,875	93
Foreign income taxed at different rate	490	944	940
Expenses not deductible for tax purpose	279	68	9
Utilization of previously unrecognized tax losses/temporary differences	0	0	(394)
Tax benefit arising from previously unrecognized tax losses	(361)	(136)	(264)
Net deferred tax asset not recognized	254	332	1,727
Tax exempt on income	(393)	(140)	(693)
Uncertain tax position	0	0	0
Return to provision adjustment	(59)	6	(694)
Deferred tax liability arising from undistributed earnings	161	238	(354)
Withholding tax on dividends	151	127	38
Enhanced pre-tax deductions of R&D Expenses	(326)	(198)	(242)
Others	(39)	(307)	(4)
Income tax expenses reported in the income statement	$ 1,503	$ 2,809	$ 162